Schedule of Sales and Marketing Expenses (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total Sales and marketing expenses	₪ 52,507	₪ 54,225	₪ 53,269
Payroll and associated expenses [member]
IfrsStatementLineItems [Line Items]
Total Sales and marketing expenses	32,247	32,515	31,332
Commission distribution [member]
IfrsStatementLineItems [Line Items]
Total Sales and marketing expenses	15,372	15,453	14,834
Other [member]
IfrsStatementLineItems [Line Items]
Total Sales and marketing expenses	₪ 4,888	₪ 6,257	₪ 7,103